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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2002

Check here if Amendment / /; Amendment Number: N/A
This Amendment (Check only one.):  / / is a restatement.
                                   / / adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:          ShareInVest Research L.P.
Address:       c/o The Millburn Corporation
               1270 Avenue of the Americas
               New York, New York  10020

Form 13F File Number:    28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kenneth P. Pearlman
Title:         Principal of ShareInVest Research L.P.
Phone:         212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman        New York, New York       November 8, 2002

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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/ /  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $101,792
                                         (thousands)

List of Other Included Managers:         None

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                           FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
            --------              --------     --------   --------        --------        --------   --------         --------
                                                           VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
         --------------        --------------    -----    --------  -------------------  ----------  --------  --------------------
ALLIANCE GAMING CORP              COM NEW      01859P609    2,376   153,700    SH           Sole        N/A    153,700
AMERICAN AXLE & MFG HLDGS INC       COM        024061103   10,242   410,000    SH           Sole        N/A    410,000
AMERICAN EAGLE OUTFITTERS NEW       COM        02553E106    1,861   154,350    SH           Sole        N/A    154,350
BEST BUY INC                        COM        086516101      697    31,250    SH           Sole        N/A     31,250
BOYDS COLLECTION LTD                COM        103354106      991   153,900    SH           Sole        N/A    153,900
C H ROBINSON WORLDWIDE INC          COM        12541W100        5       200    SH           Sole        N/A        200
CENTEX CORP                         COM        152312104    1,827    41,200    SH           Sole        N/A     41,200
CIRCUIT CITY STORE INC         CIRCT CITY GRP  172737108    2,126   140,300    SH           Sole        N/A    140,300
CLEAR CHANNEL COMMUNICATIONS        COM        184502102    1,043    30,000    SH           Sole        N/A     30,000
COACHMEN INDS INC                   COM        189873102       74     4,900    SH           Sole        N/A      4,900
COVENANT TRANS INC                  CLA        22284P105    1,566    89,500    SH           Sole        N/A     89,500
DOLLAR GEN CORP                     COM        256669102    1,716   127,900    SH           Sole        N/A    127,900
DOLLAR TREE STORES INC              COM        256747106    1,236    56,100    SH           Sole        N/A     56,100
ETHAN ALLEN INTERIORS INC           COM        297602104    1,762    54,450    SH           Sole        N/A     54,450
GAP INC DEL                         COM        364760108    1,897   174,800    SH           Sole        N/A    174,800
GENENTECH INC                     COM NEW      368710406    5,035   154,300    SH           Sole        N/A    154,300
GOOD GUYS INC                       COM        382091106      760   400,000    SH           Sole        N/A    400,000
GRAINGER W W INC                    COM        384802104      936    22,000    SH           Sole        N/A     22,000
GRUPO TMM S A DE CV             SP ADR A SHS   40051D105      611   100,000    SH           Sole        N/A    100,000
HEARTLAND EXPRESS INC               COM        422347104    3,321   177,225    SH           Sole        N/A    177,225
HUNT J B TRANS SVCS INC             COM        445658107    1,806    76,700    SH           Sole        N/A     76,700
KNIGHT TRANSN INC                   COM        499064103    3,370   217,399    SH           Sole        N/A    217,399
KOHLS CORP                          COM        500255104   16,407   269,800    SH           Sole        N/A    269,800
LOWES COS INC                       COM        548661107    3,602    87,000    SH           Sole        N/A     87,000
MAGNA ENTMT CORP                    CLA        559211107    1,740   320,000    SH           Sole        N/A    320,000

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
MAXIM INTEGRATED PRODS INC          COM        57772K101    2,899   117,100    SH           Sole        N/A    117,100
MEDTRONIC INC                       COM        585055106    4,768   113,200    SH           Sole        N/A    113,200
MGM MIRAGE                          COM        552953101    2,089    56,000    SH           Sole        N/A     56,000
OUTBACK STEAKHOUSE INC              COM        689899102      660    24,000    SH           Sole        N/A     24,000
PROFESSIONAL STAFF PLC         SPONSORED ADR   74315R105      273   171,900    SH           Sole        N/A    171,900
RARE HOSPITALITY INTL INC           COM        753820109    5,438   232,200    SH           Sole        N/A    232,200
RYANAIR HLDGS PLC              SPONSORED ADR   783513104    4,680   138,100    SH           Sole        N/A    138,100
SMURFIT-STONE CONTAINER CORP        COM        832727101      433    34,460    SH           Sole        N/A     34,460
STAPLES INC                         COM        855030102    5,747   449,297    SH           Sole        N/A    449,297
SUPERTEX INC                        COM        868532102      454    43,700    SH           Sole        N/A     43,700
SWIFT ENERGY CO                     COM        870738101      738    71,000    SH           Sole        N/A     71,000
SYMBOL TECHNOLOGIES INC             COM        871508107      422    55,000    SH           Sole        N/A     55,000
TOO INC                             COM        890333107      116     5,000    SH           Sole        N/A      5,000
TWEETER HOME ENTMT GROUP INC        COM        901167106    3,008   435,900    SH           Sole        N/A    435,900
URBAN OUTFITTERS INC                COM        917047102    1,244    51,200    SH           Sole        N/A     51,200
WILD OATS MARKETS INC               COM        96808B107    1,816   200,000    SH           Sole        N/A    200,000

                  TOTAL                                   101,792